TRADE RECEIVABLES - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 5,737.5	R$ 5,304.7
Bad debt provision	(679.1)	(668.3)
Net, trade receivables	5,058.4	4,636.4
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,573.0	4,201.9
Bad debt provision	0.0	(10.4)
Net, trade receivables	4,573.0	4,191.5
Less than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	343.8	358.2
Bad debt provision	0.0	0.0
Net, trade receivables	343.8	358.2
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	100.5	52.1
Bad debt provision	(0.3)	0.0
Net, trade receivables	100.2	52.1
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	49.4	31.5
Bad debt provision	(10.8)	(2.3)
Net, trade receivables	38.6	29.2
Later than three months and less than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	19.3	21.6
Bad debt provision	(16.5)	(16.2)
Net, trade receivables	2.8	5.4
Later than six months and less than 12 months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	40.2	33.8
Bad debt provision	(40.2)	(33.8)
Net, trade receivables	(0.0)
Later than a year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	611.3	605.6
Bad debt provision	(611.3)	(605.6)
Net, trade receivables	R$ (0.0)	R$ (0.0)